Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (12,113)	$ (9,678)
Total property and equipment, net	417,803	293,135
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19,395	14,180
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,112	3,051
Tooling, machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,542	8,868
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	337	337
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,212	1,032
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	383	297
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 392,935	$ 275,048